Revenue (Details) - Scheule of the disaggregation of revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	$ 59,745,771	$ 45,320,675
Australia [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	4,567,608	4,170,115
France [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	12,022,258	6,601,755
India [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	103,900	371,475
Japan [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	309,063	199,695
Singapore [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	402,747	738,226
UAE [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	390,767	653,298
United Kingdom [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	1,558,806	2,334,095
United States [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	39,174,040	28,998,625
Others [Member]
Revenue (Details) - Scheule of the disaggregation of revenue [Line Items]
Geographic areas	$ 1,216,582	$ 1,253,391